Consolidated Statements of Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	$ 65,173	$ 62,371	$ 47,560
Cost of revenue	(21,236)	(19,458)	(16,306)
Gross profit	43,937	42,913	31,254
Research and development costs	(34,366)	(36,969)	(35,371)
Selling and marketing costs	(29,369)	(28,423)	(28,267)
General and administrative costs	(46,953)	(53,301)	(55,816)
Other operating income, net	183	954	377
Operating loss	(66,568)	(74,826)	(87,823)
Interest income	3,362	4,547	1,324
Interest expense	(1,913)	(588)	(639)
Fair value adjustments on warrant obligations	370	0	0
Foreign exchange gains (losses), net	3,479	(7,628)	(447)
Loss before income taxes	(61,270)	(78,495)	(87,585)
Income tax expense	(1,223)	(486)	136
Loss for the year	(62,493)	(78,981)	(87,449)
Attributable to the owners of the parent	$ (62,493)	$ (78,981)	$ (87,449)
Earnings per share [abstract]
Basic loss per share (in dollars per share)	$ (0.95)	$ (1.22)	$ (1.36)
Diluted loss per share (in dollars per share)	$ (0.95)	$ (1.22)	$ (1.36)